STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the year	$ (523,905)	$ (903,039)	$ (34,405,463)
Items not affecting cash:
Depreciation	5,609	8,040	11,604
Loss on disposal of equipment, vehicles and furniture	0	222	0
Option based payments	42,090	432,895	4,138,604
Impairment allowances	0	0	29,836,916
Changes in non-cash working capital items:
(Increase)/decrease in receivables	1,162	317	(1,105)
Decrease in prepaids and deposits	1,294	1,132	70,554
Increase/(decrease) in accounts payable and accrued liabilities	(7,827)	(2,500)	13,037
Increase in amounts owing to related parties	312,248	16,388	490
Net cash used in operating activities	(169,329)	(446,545)	(335,363)
CASH FLOWS FROM FINANCING ACTIVITIES
Options exercised	0	0	150,000
Net cash provided by financing activities	0	0	150,000
CASH FLOWS FROM INVESTING ACTIVITIES
Exploration and evaluation costs (net of recovery)	(236,592)	(182,644)	(123,546)
Net cash used in investing activities	(236,592)	(182,644)	(123,546)
Change in cash and cash equivalents during the year	(405,921)	(629,189)	(308,909)
Cash and cash equivalents, beginning of year	543,204	1,172,393	1,481,302
Cash and cash equivalents, end of year	$ 137,283	$ 543,204	$ 1,172,393